Financial Instruments and Fair Value Measurement - Fair Value Measurements (Details) - Fair Value, Inputs, Level 2 - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivables from hedges/ derivatives	$ 4,041	$ 9,949
Other current financial assets	4,026	9,777
Other financial assets (non-current)	15	172
Liabilities from derivatives	10,494	7,032
Other current liabilities	745	2,302
Other liabilities (non-current)	9,749	4,730
Term loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of loans	651,933	658,163
Local bank loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of loans	$ 53,017	$ 28,618